Trade accounts receivable (Tables)	3 Months Ended
Mar. 31, 2018
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	March 31,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.892.362	325.130	3.864.217
thereof Finance Lease Receivables	56.857		58.336
less allowances	(115.796)	(86.677)	(474.891)
Trade accounts and other receivables	3.776.566	238.453	3.389.326